ALTEGRIS FIXED INCOME LONG SHORT FUND

Class A	Ticker: FXDAX
Class C	Ticker: FXDCX
Class I	Ticker: FXDIX
Class N	Ticker: FXDNX

(each a series of Northern Lights Fund Trust)

Supplement dated February 13, 2015

to the Statement of Additional Information (“SAI”) dated April 30, 2014

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Effective February 13, 2015, David Steinberg, Peter Reed and Joe Lu, each of MAST Capital Management, LLC, have been added as portfolio managers of the Altegris Fixed Income Long Short Fund (the “Fund”). Messers. Steinberg, Reed and Lu are, together with Eric Bundonis and Robert Murphy, each of the Adviser, and the Sub-Adviser portfolio managers, Kevin Schweitzer of RockView Management, LLC and Anilesh “Neil” Ahuja of Premium Point Investments LP, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The second sentence of the first paragraph under the section titled “Portfolio Manager” on page 42 is deleted and replaced with the following:

The Sub-Adviser portfolio managers currently are Kevin Schweitzer of RockView; Anilesh “Neil” Ahuja and James Nimberg of PPI and David Steinberg, Peter Reed and Jo Lu of MAST Capital.

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In the section titled “Portfolio Manager—Sub-Adviser Portfolio Managers” on page 44, the following is inserted at the end of the section:

MAST Capital

DAVID STEINBERG, As of 10/31/14
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	2	$18	0	$0
Other Pooled Investment Vehicles	11	$1,199	11	$1,199
Other Accounts	0	$0	0	$0

PETER REED, As of 10/31/14
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	2	$18	0	$0
Other Pooled Investment Vehicles	11	$1,199	11	$1,199
Other Accounts	0	$0	0	$0

JOE LU, As of 10/31/14
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	2	$18	0	$0
Other Pooled Investment Vehicles	11	$1,199	11	$1,199
Other Accounts	0	$0	0	$0

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The section titled “Compensation” on page 45 the following is inserted at the end of the section:

MAST Capital

Mr. Steinberg receives a percentage of the management fee and incentive compensation earned by MAST Capital from the funds under its management.  Each of Messers. Reed and Lu receive a salary and a bonus based on a percentage of the incentive compensation earned by MAST Capital from the funds under its management.

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On page 46, the table under the section titled “Ownership of Securities” is amended to include the following:

Altegris Fixed Income Long Short Fund
David Steinberg	None
Peter Reed	None
Joe Lu	None

The information provided is as of as of the date of this supplement.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated April 30, 2014, as amended and Statement of Additional Information (“SAI”), dated April 30, 2014, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.